Accumulated other comprehensive (loss) income (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated other comprehensive (loss) income
Schedule of accumulated other comprehensive loss

Foreign currency translation adjustments
Balance as of December 31, 2011	(11,061)
Other comprehensive loss	(542)
Balance as of December 31, 2012	(11,603)
Other comprehensive loss	(16,873)
Balance as of December 31, 2013	(28,476)
Other comprehensive income	32,639
Balance as of December 31, 2014	4,163
Balance as of December 31, 2014, in US$	671